Supplemental Cash Flow Information - Financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	$ 3,184,512	$ 3,097,742
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(24,947)	61,336
Non-cash changes:
Increase (decrease) through changes in fair values, liabilities arising from financing activities	13,943	15,483
Other	(2,531)	9,951
Liabilities arising from financing activities at end of period	3,170,977	3,184,512
Finance leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	21,544	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	117,696	21,547
Non-cash changes:
Other	(1)	(3)
Liabilities arising from financing activities at end of period	139,239	21,544
Borrowings, Related Party
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	21,306	125,000
Increase (decrease) through financing cash flows, liabilities arising from financing activities	205,000	(105,000)
Non-cash changes:
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(37,060)	1,949
Other	5,382	(643)
Liabilities arising from financing activities at end of period	194,628	21,306
Lease liabilty
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	67,985	20,201
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(20,332)	(14,695)
Non-cash changes:
Additions	757	63,349
Dispositions	(15,074)	(1,854)
Other	2,492	984
Liabilities arising from financing activities at end of period	$ 35,828	$ 67,985